Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Milestone payments	$ 61,123	$ 50,000